OTHER ASSETS AND OTHER LIABILITIES - Additional Information (Details) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Other Assets And Other Liabilities [Line Items]
Gains (losses) on cash flow hedges, net of tax	S/ (62,002)	S/ 73,263	S/ (59,709)
Investments in associates	628,822	582,132
impairment net carrying amount	300	1,100
Property, plant and equipment	1,428,173	1,480,702	S/ 1,509,492
Investment property [member]
Disclosure of Other Assets And Other Liabilities [Line Items]
Property, plant and equipment	937,800	805,200
Land and buildings [member]
Disclosure of Other Assets And Other Liabilities [Line Items]
Disposals, investment property		5,000
Land [Member]
Disclosure of Other Assets And Other Liabilities [Line Items]
Additions from acquisitions, investment property	1,300
Property, plant and equipment	401,553
Buildings [member]
Disclosure of Other Assets And Other Liabilities [Line Items]
Additions from acquisitions, investment property	8,800
Property, plant and equipment	498,562
Entidad Prestadora de Salud [Member]
Disclosure of Other Assets And Other Liabilities [Line Items]
Investments in associates	571,900	537,200
Revoked hedges [Member]
Disclosure of Other Assets And Other Liabilities [Line Items]
Gains (losses) on cash flow hedges, net of tax	100	4,600
Cash flow hedges
Disclosure of Other Assets And Other Liabilities [Line Items]
Gains (losses) on cash flow hedges, net of tax	3,800	7,800
Lurin [Member]
Disclosure of Other Assets And Other Liabilities [Line Items]
Additions from acquisitions, investment property		21,900
Chinchon Gallery [Member]
Disclosure of Other Assets And Other Liabilities [Line Items]
Additions from acquisitions, investment property		3,900
Trujillo [Member] | Plot 1 and 2 [Member]
Disclosure of Other Assets And Other Liabilities [Line Items]
Additions from acquisitions, investment property		9,500
Av Reducto [Member]
Disclosure of Other Assets And Other Liabilities [Line Items]
Disposals, investment property		10,100
Av Reducto [Member] | Land [Member]
Disclosure of Other Assets And Other Liabilities [Line Items]
Disposals, investment property		6,500
Av Salaverry [Member]
Disclosure of Other Assets And Other Liabilities [Line Items]
Disposals, investment property		2,900
Av Salaverry [Member] | Land [Member]
Disclosure of Other Assets And Other Liabilities [Line Items]
Disposals, investment property		2,000
Av Santa Cruz [Member]
Disclosure of Other Assets And Other Liabilities [Line Items]
Disposals, investment property		12,600
Edificio Panorama [Member]
Disclosure of Other Assets And Other Liabilities [Line Items]
Additions from acquisitions, investment property		S/ 10,000
Santiago de Surco
Disclosure of Other Assets And Other Liabilities [Line Items]
Additions from acquisitions, investment property	10,100
San Martn de Porres
Disclosure of Other Assets And Other Liabilities [Line Items]
Additions from acquisitions, investment property	8,700
San Isidro
Disclosure of Other Assets And Other Liabilities [Line Items]
Disposals, investment property	27,500
San Isidro | Buildings [member]
Disclosure of Other Assets And Other Liabilities [Line Items]
Disposals, investment property	6,300
Chiclayo
Disclosure of Other Assets And Other Liabilities [Line Items]
Disposals, investment property	3,400
Chiclayo | Buildings [member]
Disclosure of Other Assets And Other Liabilities [Line Items]
Disposals, investment property	S/ 4,200